BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
BASIC AND DILUTED LOSS PER SHARE
Schedule of Basic and Diluted Loss Per Share
	2024	2023
Loss attributable to shareholders	$36,149	$20,996
Weighted average number of shares outstanding (000s)	537,851	530,272